Acquisitions	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Acquisitions	Acquisitions

The following table contains the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition for all acquisitions during the periods presented (using inputs discussed in Note A). Of the goodwill included in the table below, approximately $135.0 is expected to be deductible for tax purposes.

	2019	2018
Accounts receivable	$75.2	$19.6
Inventory	63.2	26.2
Property, plant and equipment	82.3	28.2
Goodwill (see Note D)	566.3	28.1
Other intangible assets (see Note D)
Customer relationships (5 to 15-year life)	378.9	19.4
Technology (5 to 15-year life)	173.3	4.9
Trademarks and trade names (15-year life)	67.1	2.7
Non-compete agreements and other (5 to 15-year life)	28.7	1.9
Other current and long-term assets	29.4	.8
Current liabilities	(48.2)	(11.9)
Deferred income taxes	(127.4)	(9.9)
Long-term liabilities	(23.7)	(.8)
Net cash consideration	$1,265.1	$109.2

The following table summarizes acquisitions for the periods presented.

Year Ended	Number of Acquisitions	Segment	Product/Service
December 31, 2020	None
December 31, 2019	2	Bedding Products Furniture, Flooring & Textile Products	A leader in proprietary specialized foam technology, primarily for the bedding and furniture industries; Manufacturer and distributor of geosynthetic and mine ventilation products
December 31, 2018	3	Furniture, Flooring & Textile Products; Specialized Products	Manufacturer and distributor of home and garden products; Manufacturer and distributor of silt fence; Engineered hydraulic cylinders

Certain of our prior years' acquisition agreements provide for additional consideration to be paid in cash at a later date and are recorded as a liability at the acquisition date. At December 31, 2020, we have no liability for future payments. At December 31, 2019, our liability for these future payments was $9.2. Additional consideration, including interest, paid on prior year acquisitions was $8.4, $1.1, and $9.3 for the years ended 2020, 2019, and 2018, respectively.
A brief description of our acquisition activity by year is included below.

2020
No businesses were acquired during 2020.

2019
We acquired two businesses:
•ECS, a leader in proprietary specialized foam technology, primarily for the bedding and furniture industries. Through this acquisition, we gained critical capabilities in proprietary foam technology, along with scale in the production of private label finished mattresses. The acquisition date was January 16. The purchase price was $1,244.3 and, upon finalization of the purchase price allocation, added $559.3 of goodwill. The most significant other intangibles added were customer relationships and technology, whose finalized values were $372.3 and $173.3, respectively. There was no contingent consideration associated with this acquisition.
•A manufacturer and distributor of geosynthetic and mine ventilation products, expanding the geographic scope and capabilities of our Geo Components business unit. The acquisition date was December 9. The purchase price was $20.6 and added $7.6 of goodwill.

2018
We acquired three businesses:
•A manufacturer and distributor of innovative home and garden products found at most major retailers for $19.1. This acquisition provides a solid foundation on which to continue growing our retail market presence in our Geo Components business unit.
•A manufacturer and distributor of silt fence, a core product for our Geo Components business unit, for $2.6.
•Precision Hydraulic Cylinders (PHC), a leading global manufacturer of engineered hydraulic cylinders primarily for the materials handling market. The purchase price was $87.4 and added $26.9 of goodwill. PHC serves a market of mainly large OEM customers utilizing highly engineered components with long product life-cycles that represent a small part of the end product’s cost. PHC operates within the Specialized Products segment. As discussed in Note C, we began seeing some market softness in the industries served by this reporting unit in 2019. In the second quarter of 2020, anticipated longer-term economic impacts of COVID-19 lowered expectations of future revenue and profitability causing its fair value to fall below its carrying value, and its goodwill was fully impaired.
Pro forma Results
The following table summarizes, on an unaudited pro forma basis, our combined results of operations, including ECS, as though the acquisition had occurred as of January 1, 2018. We have not provided pro forma results of operations related to other acquisitions, as these results were not material.
The unaudited proforma financial information below is not necessarily indicative of the results of operations that would have been realized had the ECS acquisition occurred as of January 1, 2018, nor is it meant to be indicative of any future results of operations. It does not include benefits expected from revenue or product mix enhancements, operating synergies or cost savings that may be realized, or any estimated future costs that may be incurred to integrate the ECS business.

	Year Ended December 31
	2019	2018
Net trade sales	$4,774.1	$4,870.8
Net earnings	315.7	301.5
EPS basic	2.34	2.24
EPS diluted	2.34	2.23

The information above reflects pro forma adjustments based on available information and certain assumptions that we believe are reasonable, including:

•Amortization and depreciation adjustments relating to fair value estimates of intangible and tangible assets;
•Incremental interest expense on debt incurred in connection with the ECS acquisition;
•Amortization of the fair value adjustment to inventory as though the transaction occurred on January 1, 2018;
•Recognition of transaction costs as though the transaction occurred on January 1, 2018; and
•Estimated tax impacts of the pro forma adjustments.